Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000246534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Total Return Bond ETF at NAV
Without Sales Load [Member] | C000246534
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	4.62%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	3.89%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	6.51%	4.47%
FEDERATED INDEX: Lipper Core Bond Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Average Annual Return, Percent	6.27%	4.30%